Allowances for Credit Losses - Summary of Changes in the Allowances for Loan Losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Provision (reversal) for credit losses		₩ (1,095)	₩ 8,504	₩ 5,234
Gain on recovery of loans and advances previously written off		415,998	387,860
Borrowings		9,830,171	9,945,130
Loans measured at amortized cost | Retail | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		473,983	403,805
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		129,975	125,634
Transfer to lifetime expected credit losses		(102,988)	(97,040)
Impairment		(6,042)	(6,312)
Write-offs		0	0
Sales		(810)	(1,112)
Provision (reversal) for credit losses	[1],[2]	108,300	40,616
Business combination			8,315
Others (exchange differences, etc.)		(1,332)	77
Ending		601,086	473,983	403,805
Loans measured at amortized cost | Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		241,871	240,578
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(122,881)	(120,132)
Transfer to lifetime expected credit losses		122,804	115,427
Impairment		(52,137)	(49,244)
Write-offs			12
Recoveries from written off loans		(1)
Sales		(163)	(53)
Provision (reversal) for credit losses	[1],[2]	94,535	52,528
Business combination			2,223
Others (exchange differences, etc.)		(647)	532
Ending		283,381	241,871	240,578
Loans measured at amortized cost | Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		289,141	265,705
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(7,094)	(5,502)
Transfer to lifetime expected credit losses		(19,816)	(18,387)
Impairment		58,179	55,556
Write-offs		(448,376)	(411,083)
Sales		(5,689)	(3,592)
Provision (reversal) for credit losses	[1],[2]	595,991	397,492
Business combination			7,194
Others (exchange differences, etc.)		(11,415)	1,758
Ending		450,921	289,141	265,705
Loans measured at amortized cost | Corporate | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		447,798	368,782
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		127,679	133,798
Transfer to lifetime expected credit losses		(93,169)	(71,902)
Impairment		(13,524)	(2,942)
Write-offs		0	0
Sales		(103)	(179)
Provision (reversal) for credit losses	[1],[2]	49,789	14,299
Business combination			0
Others (exchange differences, etc.)		3,701	5,942
Ending		522,171	447,798	368,782
Loans measured at amortized cost | Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		478,154	410,937
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(120,619)	(71,772)
Transfer to lifetime expected credit losses		125,031	92,245
Impairment		(48,220)	(42,158)
Write-offs		(3)	(3)
Sales		(145)	0
Provision (reversal) for credit losses	[1],[2]	126,627	88,230
Business combination			0
Others (exchange differences, etc.)		1,111	675
Ending		561,936	478,154	410,937
Loans measured at amortized cost | Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		960,964	892,061
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(7,060)	(62,026)
Transfer to lifetime expected credit losses		(31,862)	(20,343)
Impairment		61,744	45,100
Write-offs		(617,332)	(239,815)
Sales		(70,603)	(16,257)
Provision (reversal) for credit losses	[1],[2]	690,534	338,746
Business combination			1,654
Others (exchange differences, etc.)		(85,097)	21,844
Ending		901,288	960,964	892,061
Loans measured at amortized cost | Credit card | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		175,168	205,157
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		57,128	45,938
Transfer to lifetime expected credit losses		(23,042)	(34,208)
Impairment		(2,129)	(2,228)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	(43,497)	(39,533)
Business combination			0
Others (exchange differences, etc.)		(443)	42
Ending		163,185	175,168	205,157
Loans measured at amortized cost | Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		322,649	234,219
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(50,836)	(44,858)
Transfer to lifetime expected credit losses		24,324	35,846
Impairment		(19,219)	(12,580)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	77,418	110,022
Business combination			0
Others (exchange differences, etc.)		(21)	0
Ending		354,315	322,649	234,219
Loans measured at amortized cost | Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		294,327	262,119
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(6,292)	(1,080)
Transfer to lifetime expected credit losses		(1,282)	(1,638)
Impairment		21,348	14,808
Write-offs		(450,389)	(440,721)
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	480,849	474,041
Business combination			0
Others (exchange differences, etc.)		(18,219)	(13,202)
Ending		₩ 320,342	₩ 294,327	₩ 262,119

[1]	Includes ￦ 387,860 million and ￦ 415,998 million of collections from written-off loans for the years ended December 31, 2021 and 2022, respectively.
[2]	Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).